CONCENTRATIONS	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
19.	CONCENTRATIONS

Major Customers

For the year ended December 31, 2014, 2013 and 2012, approximately 20%, 26% and 13% of the Company’s revenues were received from two major customers.

At December 31, 2014, receivables from one customer were approximately 10% of the total accounts receivable at December 31, 2014. No customer represented more than 10% of accounts receivable at December 31, 2013 and 2012, respectively.

Major Suppliers

For the year ended December 31, 2014, 2013 and 2012, purchases from three suppliers were approximately 62%, 83% and 86% of the total purchase, respectively.

Revenues

For the years ended December 31, 2014, 2013 and 2012, the Company’s top three selling products accounted, in the aggregate, for approximately 72%, 67% and 68%, respectively, of its total net revenues.

The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2014	2013	2012
	US$	US$	US$
Products Line

Medical Devices	10,302,024	14,824,028	18,547,635
Respiratory and Oxygen Homecare	53,755	2,034,150	2,822,690
Mobile medicine	1,633,667	-	-
	11,989,446	16,858,178	21,370,325